Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Materials, energy and consumables used
Cost of raw materials	R 126,338	R 100,607	R 71,016
Cost of energy and other consumables used in production process	25,959	23,392	14,354
Materials, energy and consumables used	152,297	123,999	R 85,370
Carbon tax expense	R 1,700	R 1,200